ASSET ACQUISTION (Details Narrative) $ in Thousands	1 Months Ended
Aug. 31, 2021 USD ($) shares
Business Combination and Asset Acquisition [Abstract]
Purchase of assets consideration value | $	$ 750
Common stock purchase price | shares	77,264